UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C.
20549 Form 13F Form 13F COVER PAGE Report for the Calendar Year or Quarter
Ended:
December 31, 2006 Check here if Amendment [ ]; Amendment Number: This Amendment
(Check only one.): [ ] is a restatement. [ ] adds new holdings entries.
Institutional
Investment
Manager Filing this Report: Name: Cascade Investment Counsel, LLC Address: 827
Alder
Creek Drive, Suite B Medford, OR 97504 13F File Number: The institutional investment
manager filing this report and the person by whom it is signed hereby represent that the
person
signing the report is authorized to submit it, that all information contained herein is
true, correct
and complete, and that it is understood that all required items, statements, schedules,
lists, and
tables, are considered integral parts of this form. Person Signing this Report on Behalf of
Reporting Manager: Name: Geoffrey W. Cutler Title: Chief Executive Officer
Phone: 541-857-
8551 Signature, Place, and Date of Signing: /s/ Geoffrey W. Cutler Medford, OR
July 14, 2006
Report Type (Check only one.): [ X] 13F HOLDINGS REPORT. [ ] 13F NOTICE. [ ] 13F
COMBINATION REPORT. FORM 13F SUMMARY PAGE Report Summary: Number of
Other Included Managers: 0 Form13F Information Table Entry Total:35 Form13F
Information
Table Value Total: $111,354 (thousands) List of Other Included Managers: Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with
respect to which this report is filed, other than the manager filing this report. NONE
FORM 13F INFORMATION TABLE VALUE SHARES/ SH/ PUT/ INVSTM OTHER
VOTING AUTHORI T TY NAME OF ISSUER TITLE OF CUSIP (x$1000) PRN AMT
PRN CALL DSCRET MANAGE SOLE SHARED CLASS N RS - -------------------------
---- ---------------- --------- -------- -------- --- ---- ------- ------------
-------- - -
			FORM	13F INFORMATION	TABLE
				VALUE	SHARES/	SH/		PUT/		INVSTMT	OTHER	VOTING  	AUTHORITY
NAME  OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT	CALL	DSCRETN	MANAGERS
ABBOTT LABS		COM	002824100	4562 	93665 	SH		SOLE	0	93665	0
ANADARKO PETROLEUM	COM	032511107	4217 	96900 	SH		SOLE	0	96900	0
APACHE CORP.		COM	037411105	3314    49836 	SH		SOLE	0	49836	0
BAKER HUGHES, INC.	COM	057224107	5114 	68500 	SH		SOLE	0	68500	0
BARRICK GOLD, LTD.	SP ADR	067901108	5022 	163600 	SH		SOLE	0	163600	0
BEMIS COMPANY		COM	081437105	1359 	40000 	SH		SOLE	0	40000	0
CASCADE BANCORP		COM	147154108	426	13750 	SH		SOLE	0	13750	0
CHEVRONTEXACO CORP.	COM	166764100	3417 	46480 	SH		SOLE	0	46480	0
CONOCO PHILLIPS		COM	20825C104	8834 	136689 	SH		SOLE	0	136689	0
DOMINION RESOURCES, INC	COM	25746U109	1733 	21150 	SH		SOLE	0	22150	0
DUPONT EI DE NEMOURS	COM	263534109	311	6400 	SH		SOLE	0	6400	0
ELY LILLY, INC.		COM	532457108	2717 	52150 	SH		SOLE	0	52150	0
ENDBRIDGE ENERGE PARTNE	UNIT	29250R106	4279 	86650 	SH		SOLE	0	86650	0
EXXON MOBILE CORP	COM	30231G102	248	3248 	SH		SOLE	0	3248	0
GENERAL ELECTRIC CO	COM	369604103	1734 	46619 	SH		SOLE	0	46619	0
GLAXO SMITH KLINE	SP ADR	37733W105	1556 	29500 	SH		SOLE	0	29500	0
HALABURTON, INC.	COM	406216101	2322 	74800 	SH		SOLE	0	74800	0
INTERNATIONAL PAPER	COM	460146103	784	23000 	SH		SOLE	0	23000	0
JOHNSON & JOHNSON, Inc.	COM	478160104	4551 	68945 	SH		SOLE	0	68945	0
MARATHON OIL		COM	565849106	6521 	70500 	SH		SOLE	0	70500	0
MERCK, INC.		COM	589331107	4201 	96375 	SH		SOLE	0	96375	0
MERRILL LYNCH		PFD	59021S703	1913 	74100 	SH		SOLE	0	74100	0
NATURAL RESOURCE PARTNE	UNIT LP	63900P103	657	11350 	SH		SOLE	0	11350	0
NEWMONT MINING, INC.	COM	651639106	4440 	98350 	SH		SOLE	0	98350	0
ONEOK PARTNERS		UNIT LP	68268N103	3895 	61500 	SH		SOLE	0	61500	0
PEOPLES ENERGY CORP	COM	711030106	416	9350 	SH		SOLE	0	9350	0
PFIZER, INC.		COM	717081103	2321 	89615 	SH		SOLE	0	89615	0
PITNEY BOWES INC.	COM	724479100	635	13750 	SH		SOLE	0	13750	0
SCHLUMBERGER		COM	806857108	4875 	77200 	SH		SOLE	0	77200	0
TC PIPELINES, LP	UNITLP	87233Q108	363	10100	SH		SOLE	0	10100	0
TEPPCO PARTNERS		UNIT LP	872384102	3128 	77600 	SH		SOLE	0	77600	0
TIDEWATER, INC.		COM	866423102	2321 	48000 	SH		SOLE	0	48000	0
TRANSOCEAN-SEDCO	SP ADR	G90078109	611	7558 	SH		SOLE	0	7558	0